             [LETTERHEAD OF SUTHERLAND, ASBILL & BRENNAN, L.L.P.]


                                 May 6, 1997

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:  PaineWebber Life Insurance Company
             PaineWebber Life Variable Annuity Account
             (File No. 33-58808)
             -----------------------------------------

Dear Commissioners:

        I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 1997 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

        If you have any questions regarding this certification, please call the undersigned at (202) 383-0314.

                                        Sincerely,

                                        /s/ Kimberly J. Smith
                                        ---------------------
                                            Kimberly J. Smith

cc: Richard J. Tucker
    Lloyd F. Bernard